Secured Debt - Summary of Secured Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Statement [LineItems]
Secured debts	¥ 10,345	¥ 6,801
Short-term borrowings [member]
Statement [LineItems]
Secured debts	3,635	970
Long-term borrowings [member]
Statement [LineItems]
Secured debts	6,242	5,383
Other Debt [member]
Statement [LineItems]
Secured debts	¥ 467	¥ 447